Quarterly Holdings Report
for
Fidelity® Small Cap Growth Index Fund
March 31, 2023
SGR-NPRT3-0523
1.9896349.103
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.9%
Anterix, Inc. (a)	2,020	66,741
Bandwidth, Inc. (a)	1,739	26,433
Charge Enterprises, Inc. (a)(b)	50,776	55,854
Cogent Communications Group, Inc.	9,008	573,990
Consolidated Communications Holdings, Inc. (a)	2,299	5,931
Globalstar, Inc. (a)(b)	219,420	254,527
IDT Corp. Class B (a)	4,272	145,590
Iridium Communications, Inc.	48,092	2,978,314
Ooma, Inc. (a)	8,901	111,352
		4,218,732
Entertainment - 0.3%
Chicken Soup For The Soul Entertainment, Inc. (a)	2	4
Cinemark Holdings, Inc. (a)(b)	33,080	489,253
IMAX Corp. (a)	10,896	208,985
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	2,773	95,890
Class C (a)	15,316	515,996
Playstudios, Inc. Class A (a)	15,418	56,892
Reservoir Media, Inc. (a)(b)	7,399	48,241
Vivid Seats, Inc. Class A (a)(b)	2,337	17,831
		1,433,092
Interactive Media & Services - 0.8%
CarGurus, Inc. Class A (a)	39,428	736,515
Cars.com, Inc. (a)	3,344	64,539
DHI Group, Inc. (a)	13,899	53,928
Eventbrite, Inc. (a)	26,249	225,216
EverQuote, Inc. Class A (a)	7,674	106,669
MediaAlpha, Inc. Class A (a)	9,283	139,059
QuinStreet, Inc. (a)	971	15,410
Shutterstock, Inc.	9,258	672,131
The Arena Group Holdings, Inc. (a)(b)	3,174	13,490
Vimeo, Inc. (a)	55,582	212,879
Vinco Ventures, Inc. (a)(b)	48,631	15,625
Wejo Group Ltd. (a)	19,419	9,574
Yelp, Inc. (a)	25,989	797,862
Ziff Davis, Inc. (a)	3,285	256,394
ZipRecruiter, Inc. (a)(b)	28,175	449,110
		3,768,401
Media - 0.5%
AdTheorent Holding Co., Inc. Class A (a)	14,326	24,211
Boston Omaha Corp. (a)	436	10,320
Entravision Communication Corp. Class A	16,634	100,636
Gambling.com Group Ltd. (a)	3,276	32,465
Gray Television, Inc.	14,394	125,516
Innovid Corp. (a)	25,704	36,243
Integral Ad Science Holding Corp. (a)	4,844	69,124
John Wiley & Sons, Inc. Class A	15,583	604,153
PubMatic, Inc. (a)	15,290	211,308
Quotient Technology, Inc. (a)	3,732	12,241
Sinclair Broadcast Group, Inc. Class A (b)	15,798	271,094
Stagwell, Inc. (a)(b)	2,665	19,774
TechTarget, Inc. (a)	10,441	377,129
Thryv Holdings, Inc. (a)(b)	2,424	55,897
WideOpenWest, Inc. (a)	11,710	124,477
		2,074,588
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)	1,521	22,055
TOTAL COMMUNICATION SERVICES		11,516,868
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	2,092	16,339
Dorman Products, Inc. (a)	10,084	869,846
Fox Factory Holding Corp. (a)	16,299	1,978,210
Gentherm, Inc. (a)	12,636	763,467
Holley, Inc. (a)(b)	19,407	53,175
LCI Industries	9,583	1,052,884
Luminar Technologies, Inc. (a)(b)	96,675	627,421
Patrick Industries, Inc.	850	58,489
Solid Power, Inc. (a)(b)	21,250	63,963
Stoneridge, Inc. (a)	1,238	23,151
Visteon Corp. (a)	10,656	1,671,180
XPEL, Inc. (a)	8,254	560,859
		7,738,984
Automobiles - 0.1%
Canoo, Inc. (a)(b)	109,820	71,669
Faraday Future Intelligent Electric, Inc. (a)(b)	108,037	38,256
Fisker, Inc. (a)(b)	68,956	423,390
Mullen Automotive, Inc. (a)(b)	394,002	51,732
Workhorse Group, Inc. (a)(b)	57,165	76,029
		661,076
Broadline Retail - 0.1%
Dillard's, Inc. Class A	1,536	472,596
Groupon, Inc. (a)(b)	848	3,570
		476,166
Distributors - 0.0%
Funko, Inc. (a)(b)	12,544	118,290
Diversified Consumer Services - 1.0%
Carriage Services, Inc.	5,178	158,033
Chegg, Inc. (a)(b)	47,980	782,074
Coursera, Inc. (a)	44,234	509,576
Duolingo, Inc. (a)	9,266	1,321,239
European Wax Center, Inc. (b)	8,659	164,521
Nerdy, Inc. Class A (a)	21,817	91,195
OneSpaWorld Holdings Ltd. (a)(b)	25,630	307,304
Rover Group, Inc. Class A (a)	33,832	153,259
Stride, Inc. (a)	16,179	635,026
The Beachbody Co., Inc. (a)(b)	4,749	2,290
Udemy, Inc. (a)	28,031	247,514
Universal Technical Institute, Inc. (a)	12,740	94,021
		4,466,052
Hotels, Restaurants & Leisure - 3.5%
Accel Entertainment, Inc. (a)	21,333	194,344
Bloomin' Brands, Inc.	24,333	624,141
Bluegreen Vacations Holding Corp. Class A	356	9,747
Brinker International, Inc. (a)	14,958	568,404
Century Casinos, Inc. (a)	8,589	62,957
Cracker Barrel Old Country Store, Inc.	8,545	970,712
Dave & Buster's Entertainment, Inc. (a)	16,469	605,895
Denny's Corp. (a)	15,029	167,724
Dine Brands Global, Inc.	4,958	335,359
Everi Holdings, Inc. (a)	17,979	308,340
F45 Training Holdings, Inc. (a)(b)	13,235	15,353
First Watch Restaurant Group, Inc. (a)	2,062	33,116
Full House Resorts, Inc. (a)	3,058	22,109
Golden Entertainment, Inc. (a)	7,731	336,376
Hilton Grand Vacations, Inc. (a)	32,992	1,465,835
Inspired Entertainment, Inc. (a)	5,368	68,657
International Game Technology PLC	8,467	226,916
Jack in the Box, Inc.	1,095	95,911
Krispy Kreme, Inc. (b)	7,191	111,820
Kura Sushi U.S.A., Inc. Class A (a)(b)	1,769	116,471
Lindblad Expeditions Holdings (a)	1,017	9,723
Monarch Casino & Resort, Inc.	5,105	378,536
NeoGames SA (a)	5,065	76,988
Noodles & Co. (a)	15,267	74,045
Papa John's International, Inc.	9,034	676,918
Portillo's, Inc. (a)	12,408	265,159
RCI Hospitality Holdings, Inc.	3,066	239,669
Red Rock Resorts, Inc.	8,659	385,932
Rush Street Interactive, Inc. (a)	23,994	74,621
Ruth's Hospitality Group, Inc.	12,207	200,439
Sabre Corp. (a)(b)	25,661	110,086
SeaWorld Entertainment, Inc. (a)	7,683	471,045
Shake Shack, Inc. Class A (a)	14,399	799,001
Sonder Holdings, Inc. (a)(b)	73,274	55,476
Sweetgreen, Inc. Class A (a)	34,209	268,199
Target Hospitality Corp. (a)	11,121	146,130
Texas Roadhouse, Inc. Class A	25,756	2,783,193
The Cheesecake Factory, Inc. (b)	18,640	653,332
The ONE Group Hospitality, Inc. (a)	8,660	70,146
Wingstop, Inc.	11,524	2,115,576
Xponential Fitness, Inc. (a)(b)	2,448	74,395
		16,268,796
Household Durables - 1.6%
Aterian, Inc. (a)	1,640	1,411
Cavco Industries, Inc. (a)	3,348	1,063,794
Century Communities, Inc.	748	47,812
Dream Finders Homes, Inc. (a)(b)	8,292	109,869
Green Brick Partners, Inc. (a)	2,716	95,223
Helen of Troy Ltd. (a)	9,144	870,234
Hovnanian Enterprises, Inc. Class A (a)	1,863	126,386
Installed Building Products, Inc.	9,164	1,044,971
iRobot Corp. (a)(b)	8,976	391,713
KB Home	5,294	212,713
LGI Homes, Inc. (a)	525	59,866
Lovesac (a)(b)	5,395	155,916
M.D.C. Holdings, Inc.	5,998	233,142
M/I Homes, Inc. (a)	1,359	85,739
Meritage Homes Corp.	904	105,551
Purple Innovation, Inc. (a)(b)	1,365	3,604
Skyline Champion Corp. (a)	20,523	1,543,945
Sonos, Inc. (a)	49,130	963,931
Taylor Morrison Home Corp. (a)	4,968	190,076
TRI Pointe Homes, Inc. (a)	3,105	78,619
Vizio Holding Corp. (a)(b)	25,776	236,624
Vuzix Corp. (a)(b)	20,249	83,831
		7,704,970
Leisure Products - 0.3%
Acushnet Holdings Corp.	3,571	181,907
Clarus Corp.	9,693	91,599
Latham Group, Inc. (a)	17,183	49,143
Malibu Boats, Inc. Class A (a)	7,839	442,512
Marine Products Corp.	3,304	43,580
MasterCraft Boat Holdings, Inc. (a)	6,628	201,690
Smith & Wesson Brands, Inc.	1,390	17,111
Sturm, Ruger & Co., Inc.	6,041	346,995
		1,374,537
Specialty Retail - 1.8%
a.k.a. Brands Holding Corp. (a)(b)	580	316
Arko Corp.	31,841	270,330
Asbury Automotive Group, Inc. (a)	2,465	517,650
Bed Bath & Beyond, Inc. (a)(b)	23,799	10,172
Boot Barn Holdings, Inc. (a)	11,404	874,003
Build-A-Bear Workshop, Inc.	3,730	86,685
Caleres, Inc. (b)	13,266	286,944
Camping World Holdings, Inc. (b)	15,159	316,368
CarParts.com, Inc. (a)	19,573	104,520
Chico's FAS, Inc. (a)	33,982	186,901
Citi Trends, Inc. (a)	192	3,652
Designer Brands, Inc. Class A	14,378	125,664
Destination XL Group, Inc. (a)	11,870	65,404
Duluth Holdings, Inc. (a)	2,295	14,642
EVgo, Inc. Class A (a)(b)	3,116	24,274
Franchise Group, Inc.	9,483	258,412
Guess?, Inc. (b)	11,969	232,917
Hibbett, Inc.	3,842	226,601
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	6,239	14,849
MarineMax, Inc. (a)	726	20,873
Murphy U.S.A., Inc.	7,740	1,997,307
National Vision Holdings, Inc. (a)	1,909	35,966
OneWater Marine, Inc. Class A (a)(b)	371	10,377
PetMed Express, Inc. (b)	6,639	107,817
Rent the Runway, Inc. Class A (a)(b)	18,787	53,543
Revolve Group, Inc. (a)(b)	15,866	417,276
Sally Beauty Holdings, Inc. (a)	38,156	594,470
Sleep Number Corp. (a)(b)	3,609	109,750
Stitch Fix, Inc. (a)(b)	13,146	67,176
The Buckle, Inc.	10,800	385,452
The Children's Place, Inc. (a)(b)	2,989	120,307
The RealReal, Inc. (a)(b)	6,262	7,890
thredUP, Inc. (a)	3,285	8,311
Torrid Holdings, Inc. (a)(b)	3,032	13,220
Upbound Group, Inc.	19,316	473,435
Warby Parker, Inc. (a)	32,439	343,529
		8,387,003
Textiles, Apparel & Luxury Goods - 1.3%
Allbirds, Inc. Class A (a)(b)	8,947	10,736
Crocs, Inc. (a)	23,323	2,948,960
Ermenegildo Zegna Holditalia SpA (b)	4,816	65,690
Kontoor Brands, Inc.	21,312	1,031,288
Oxford Industries, Inc.	3,963	418,453
Rocky Brands, Inc.	125	2,884
Steven Madden Ltd.	29,550	1,063,800
Wolverine World Wide, Inc.	29,834	508,670
		6,050,481
TOTAL CONSUMER DISCRETIONARY		53,246,355
CONSUMER STAPLES - 4.7%
Beverages - 0.9%
Celsius Holdings, Inc. (a)(b)	21,402	1,989,102
Coca-Cola Bottling Co. Consolidated	1,817	972,240
Duckhorn Portfolio, Inc. (a)	16,303	259,218
MGP Ingredients, Inc.	5,468	528,865
National Beverage Corp. (a)(b)	9,119	480,754
The Vita Coco Co., Inc. (a)	10,692	209,777
Vintage Wine Estates, Inc. (a)(b)	3,158	3,379
		4,443,335
Food & Staples Retailing - 0.5%
Chefs' Warehouse Holdings (a)	9,332	317,755
Natural Grocers by Vitamin Cottage, Inc.	3,335	39,186
PriceSmart, Inc.	6,251	446,821
Rite Aid Corp. (a)(b)	9,698	21,724
Sprouts Farmers Market LLC (a)	40,786	1,428,734
United Natural Foods, Inc. (a)	1,842	48,537
		2,302,757
Food Products - 1.4%
Benson Hill, Inc. (a)	33,458	38,477
Beyond Meat, Inc. (a)(b)	23,811	386,453
BRC, Inc. Class A (a)(b)	10,927	56,165
Cal-Maine Foods, Inc. (b)	13,560	825,668
Calavo Growers, Inc.	6,739	193,881
J&J Snack Foods Corp.	5,874	870,644
John B. Sanfilippo & Son, Inc.	2,086	202,175
Lancaster Colony Corp.	6,313	1,280,781
Local Bounti Corp. (a)(b)	22,383	17,841
Mission Produce, Inc. (a)	1,494	16,598
Sovos Brands, Inc. (a)	10,325	172,221
SunOpta, Inc. (a)	34,878	268,561
Tattooed Chef, Inc. (a)(b)	18,725	26,590
The Simply Good Foods Co. (a)	34,244	1,361,884
Tootsie Roll Industries, Inc.	5,203	233,667
Utz Brands, Inc. Class A	22,133	364,531
Vital Farms, Inc. (a)	11,545	176,639
		6,492,776
Household Products - 0.5%
Central Garden & Pet Co. (a)	1,561	64,095
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,205	203,359
Energizer Holdings, Inc.	27,310	947,657
WD-40 Co.	5,262	936,899
		2,152,010
Personal Products - 1.3%
BellRing Brands, Inc.	51,256	1,742,704
elf Beauty, Inc. (a)	18,885	1,555,180
Herbalife Nutrition Ltd. (a)	25,083	403,836
Inter Parfums, Inc.	6,878	978,327
MediFast, Inc. (b)	4,252	440,805
Nu Skin Enterprises, Inc. Class A	7,748	304,574
The Beauty Health Co. (a)(b)	30,150	380,795
Thorne HealthTech, Inc. (a)	5,338	24,662
USANA Health Sciences, Inc. (a)	4,184	263,174
Veru, Inc. (a)(b)	26,020	30,183
		6,124,240
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	63,033	48,472
Turning Point Brands, Inc.	5,602	117,642
Vector Group Ltd.	7,873	94,555
		260,669
TOTAL CONSUMER STAPLES		21,775,787
ENERGY - 6.5%
Energy Equipment & Services - 2.2%
Borr Drilling Ltd. (a)	35,622	270,015
Cactus, Inc.	24,092	993,313
Championx Corp.	76,990	2,088,739
DMC Global, Inc. (a)	1,932	42,446
Liberty Oilfield Services, Inc. Class A	52,052	666,786
Nabors Industries Ltd. (a)	3,018	367,924
Nextier Oilfield Solutions, Inc. (a)	67,874	539,598
Noble Corp. PLC	5,780	228,137
Oceaneering International, Inc. (a)	34,726	612,219
Patterson-UTI Energy, Inc.	56,050	655,785
ProFrac Holding Corp. (b)	4,358	55,216
RPC, Inc. (b)	28,628	220,149
Solaris Oilfield Infrastructure, Inc. Class A	12,508	106,818
TETRA Technologies, Inc. (a)	46,627	123,562
U.S. Silica Holdings, Inc. (a)	4,207	50,232
Valaris Ltd. (a)	23,393	1,521,949
Weatherford International PLC (a)	27,092	1,607,910
		10,150,798
Oil, Gas & Consumable Fuels - 4.3%
Amplify Energy Corp. (a)(b)	10,510	72,204
Arch Resources, Inc.	5,702	749,585
Battalion Oil Corp. (a)	832	5,466
Berry Corp.	5,826	45,734
Callon Petroleum Co. (a)	15,845	529,857
Chord Energy Corp.	9,564	1,287,314
CNX Resources Corp. (a)	3,222	51,616
Comstock Resources, Inc. (b)	35,708	385,289
CONSOL Energy, Inc.	12,449	725,403
Crescent Energy, Inc. Class A	15,441	174,638
CVR Energy, Inc. (b)	11,377	372,938
Delek U.S. Holdings, Inc.	26,610	610,700
Denbury, Inc. (a)	19,227	1,684,862
Earthstone Energy, Inc. (a)(b)	16,836	219,036
Empire Petroleum Corp. (a)	3,962	49,168
Energy Fuels, Inc. (a)(b)	48,931	273,035
Equitrans Midstream Corp.	37,630	217,501
Golar LNG Ltd. (a)	1,934	41,774
Gulfport Energy Corp. (a)	4,177	334,160
HighPeak Energy, Inc. (b)	2,718	62,514
Kinetik Holdings, Inc. (b)	698	21,847
Kosmos Energy Ltd. (a)	173,529	1,291,056
Magnolia Oil & Gas Corp. Class A	67,078	1,467,667
Matador Resources Co.	43,340	2,065,151
Murphy Oil Corp.	24,812	917,548
Nextdecade Corp. (a)(b)	12,080	60,038
Northern Oil & Gas, Inc.	21,625	656,319
Par Pacific Holdings, Inc. (a)	18,571	542,273
PBF Energy, Inc. Class A	10,356	449,036
Permian Resource Corp. Class A	11,786	123,753
Ranger Oil Corp.	7,313	298,663
Riley Exploration Permian, Inc.	2,570	97,814
Ring Energy, Inc. (a)(b)	14,225	27,028
SandRidge Energy, Inc. (a)	12,111	174,520
SilverBow Resources, Inc. (a)(b)	4,577	104,584
Sitio Royalties Corp.	27,455	620,483
SM Energy Co.	46,642	1,313,439
Talos Energy, Inc. (a)	27,022	401,006
Tellurian, Inc. (a)(b)	196,112	241,218
Ur-Energy, Inc. (a)	70,315	74,534
Uranium Energy Corp. (a)(b)	138,135	397,829
VAALCO Energy, Inc.	41,366	187,388
Vertex Energy, Inc. (a)(b)	18,634	184,104
Vital Energy, Inc. (a)	6,386	290,818
W&T Offshore, Inc. (a)	30,369	154,275
		20,055,185
TOTAL ENERGY		30,205,983
FINANCIALS - 6.5%
Banks - 1.4%
Axos Financial, Inc. (a)	2,305	85,101
BancFirst Corp.	4,521	375,695
Bancorp, Inc., Delaware (a)	12,414	345,730
Bridgewater Bancshares, Inc. (a)	1,555	16,856
Cadence Bank	4,526	93,960
Coastal Financial Corp. of Washington (a)	4,139	149,045
Columbia Financial, Inc. (a)(b)	3,997	73,065
Eastern Bankshares, Inc.	12,711	160,413
Esquire Financial Holdings, Inc.	2,249	87,936
Farmers & Merchants Bancorp, Inc.	1,488	36,188
First Bancorp, Puerto Rico	5,551	63,392
First Financial Bankshares, Inc.	50,123	1,598,924
First Guaranty Bancshares, Inc.	152	2,382
Five Star Bancorp	1,707	36,427
Glacier Bancorp, Inc.	5,689	238,995
Greene County Bancorp, Inc.	2,506	56,836
Hingham Institution for Savings	37	8,637
HomeTrust Bancshares, Inc.	747	18,369
Lakeland Financial Corp.	8,586	537,827
Live Oak Bancshares, Inc.	10,066	245,308
Metrocity Bankshares, Inc.	1,384	23,653
Metropolitan Bank Holding Corp. (a)	425	14,403
National Bank Holdings Corp.	781	26,132
Nicolet Bankshares, Inc. (a)	397	25,031
Pathward Financial, Inc.	2,870	119,076
ServisFirst Bancshares, Inc.	19,361	1,057,691
Stock Yards Bancorp, Inc.	9,238	509,383
The Bank of NT Butterfield & Son Ltd.	1,249	33,723
Third Coast Bancshares, Inc. (a)	52	817
Triumph Bancorp, Inc. (a)	3,294	191,250
Veritex Holdings, Inc.	3,328	60,769
West Bancorp., Inc.	1,046	19,110
Westamerica Bancorp.	2,555	113,187
		6,425,311
Capital Markets - 2.2%
Artisan Partners Asset Management, Inc.	15,386	492,044
Avantax, Inc. (a)	18,233	479,893
B. Riley Financial, Inc. (b)	8,136	230,981
BrightSphere Investment Group, Inc.	11,000	259,380
Cohen & Steers, Inc.	9,770	624,889
Diamond Hill Investment Group, Inc.	1,106	182,025
Donnelley Financial Solutions, Inc. (a)	639	26,110
Federated Hermes, Inc.	32,725	1,313,582
Focus Financial Partners, Inc. Class A (a)	22,280	1,155,664
GCM Grosvenor, Inc. Class A	13,440	104,966
Hamilton Lane, Inc. Class A	13,858	1,025,215
Houlihan Lokey	19,538	1,709,380
MarketWise, Inc. Class A (a)	1,599	2,958
Moelis & Co. Class A	12,432	477,886
Open Lending Corp. (a)	40,801	287,239
Perella Weinberg Partners Class A	12,767	116,180
PJT Partners, Inc.	9,043	652,814
Sculptor Capital Management, Inc. Class A	4,614	39,727
Silvercrest Asset Management Group Class A	3,592	65,303
StepStone Group, Inc. Class A	21,256	515,883
StoneX Group, Inc. (a)	573	59,323
Value Line, Inc.	315	15,224
Victory Capital Holdings, Inc.	1,775	51,954
Virtus Investment Partners, Inc.	310	59,021
WisdomTree Investments, Inc.	51,778	303,419
		10,251,060
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)(b)	1,063	28,839
CURO Group Holdings Corp. (b)	6,841	11,835
FirstCash Holdings, Inc.	7,226	689,144
Green Dot Corp. Class A (a)	2,060	35,391
LendingClub Corp. (a)	3,091	22,286
LendingTree, Inc. (a)	4,041	107,733
MoneyLion, Inc. (a)	4,227	2,400
NerdWallet, Inc. (a)	10,065	162,852
PROG Holdings, Inc. (a)	3,141	74,724
World Acceptance Corp. (a)(b)	1,073	89,370
		1,224,574
Financial Services - 1.2%
AvidXchange Holdings, Inc. (a)	50,544	394,243
Cantaloupe, Inc. (a)	13,515	77,036
Cass Information Systems, Inc.	808	34,994
EVERTEC, Inc.	23,503	793,226
Flywire Corp. (a)	22,050	647,388
i3 Verticals, Inc. Class A (a)	8,947	219,470
International Money Express, Inc. (a)	12,109	312,170
Marqeta, Inc. Class A (a)	167,933	767,454
NMI Holdings, Inc. (a)	2,183	48,746
Payoneer Global, Inc. (a)	85,022	533,938
Priority Technology Holdings, Inc. (a)	6,682	23,988
Remitly Global, Inc. (a)	38,549	653,406
StoneCo Ltd. Class A (a)	55,705	531,426
Velocity Financial, Inc. (a)	96	867
Walker & Dunlop, Inc.	8,340	635,258
		5,673,610
Insurance - 1.5%
BRP Group, Inc. (a)	23,496	598,208
eHealth, Inc. (a)	2,601	24,345
Goosehead Insurance (a)(b)	6,418	335,020
HCI Group, Inc.	2,400	128,640
Investors Title Co.	79	11,929
Kinsale Capital Group, Inc.	8,344	2,504,452
Palomar Holdings, Inc. (a)	9,414	519,653
RLI Corp.	15,022	1,996,574
Siriuspoint Ltd. (a)	2,717	22,089
Skyward Specialty Insurance Group, Inc. (b)	647	14,150
Trupanion, Inc. (a)(b)	15,050	645,495
Universal Insurance Holdings, Inc.	1,757	32,013
		6,832,568
Mortgage Real Estate Investment Trusts - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,425	69,355
PennyMac Mortgage Investment Trust	7,722	95,212
		164,567
TOTAL FINANCIALS		30,571,690
HEALTH CARE - 21.5%
Biotechnology - 8.0%
Aadi Bioscience, Inc. (a)(b)	4,961	35,918
ACADIA Pharmaceuticals, Inc. (a)	46,139	868,336
Acrivon Therapeutics, Inc.	1,319	16,738
ADMA Biologics, Inc. (a)	35,688	118,127
Affimed NV (a)	50,133	37,379
Agenus, Inc. (a)	116,932	177,737
Akero Therapeutics, Inc. (a)	844	32,291
Alector, Inc. (a)	24,204	149,823
Alkermes PLC (a)	62,636	1,765,709
Alpine Immune Sciences, Inc. (a)	3,956	30,540
Amicus Therapeutics, Inc. (a)	105,909	1,174,531
Anavex Life Sciences Corp. (a)(b)	26,602	227,979
Apellis Pharmaceuticals, Inc. (a)	36,078	2,379,705
Arbutus Biopharma Corp. (a)	23,273	70,517
Arcturus Therapeutics Holdings, Inc. (a)	8,246	197,657
Arcutis Biotherapeutics, Inc. (a)	15,835	174,185
Arrowhead Pharmaceuticals, Inc. (a)	39,686	1,008,024
Atara Biotherapeutics, Inc. (a)	3,532	10,243
Aura Biosciences, Inc. (a)	8,992	83,446
Aurinia Pharmaceuticals, Inc. (a)	51,714	566,785
Avid Bioservices, Inc. (a)	23,679	444,218
Beam Therapeutics, Inc. (a)(b)	24,488	749,823
BioCryst Pharmaceuticals, Inc. (a)	49,353	411,604
Biohaven Ltd. (b)	15,042	205,474
Blueprint Medicines Corp. (a)	23,002	1,034,860
BridgeBio Pharma, Inc. (a)(b)	25,330	419,971
CareDx, Inc. (a)	19,700	180,058
Catalyst Pharmaceutical Partners, Inc. (a)	37,378	619,727
Celldex Therapeutics, Inc. (a)	3,712	133,558
Celularity, Inc. Class A (a)	24,305	15,062
Cerevel Therapeutics Holdings (a)	22,013	536,897
Chimerix, Inc. (a)	20,996	26,455
Chinook Therapeutics, Inc. rights (a)(c)	985	0
Coherus BioSciences, Inc. (a)	28,344	193,873
Crinetics Pharmaceuticals, Inc. (a)	2,878	46,221
CTI BioPharma Corp. (a)(b)	7,918	33,256
Cytokinetics, Inc. (a)	28,544	1,004,463
Deciphera Pharmaceuticals, Inc. (a)	5,645	87,215
Denali Therapeutics, Inc. (a)	41,740	961,690
Dynavax Technologies Corp. (a)(b)	46,164	452,869
Eagle Pharmaceuticals, Inc. (a)	3,951	112,090
Eiger Biopharmaceuticals, Inc. (a)	15,103	13,546
Enanta Pharmaceuticals, Inc. (a)	763	30,856
Fate Therapeutics, Inc. (a)(b)	32,392	184,634
FibroGen, Inc. (a)	29,843	556,870
Foghorn Therapeutics, Inc. (a)(b)	7,504	46,525
Gelesis Holdings, Inc. Class A (a)(b)	958	156
Geron Corp. (a)	114,593	248,667
Gossamer Bio, Inc. (a)(b)	23,348	29,418
GreenLight Biosciences Holdings PBC Class A (a)	30,253	13,081
Halozyme Therapeutics, Inc. (a)	51,210	1,955,710
Heron Therapeutics, Inc. (a)(b)	39,881	60,220
HilleVax, Inc. (b)	1,289	21,307
Humacyte, Inc. Class A (a)(b)	22,919	70,820
IGM Biosciences, Inc. (a)(b)	3,214	44,160
ImmunityBio, Inc. (a)(b)	24,768	45,078
ImmunoGen, Inc. (a)	41,357	158,811
Inhibrx, Inc. (a)(b)	12,426	234,479
Insmed, Inc. (a)	51,757	882,457
Intellia Therapeutics, Inc. (a)	20,891	778,608
Intercept Pharmaceuticals, Inc. (a)	9,480	127,316
Ironwood Pharmaceuticals, Inc. Class A (a)	52,468	551,963
Iveric Bio, Inc. (a)	52,527	1,277,982
Karuna Therapeutics, Inc. (a)	12,459	2,263,053
Karyopharm Therapeutics, Inc. (a)(b)	29,743	115,700
Keros Therapeutics, Inc. (a)	7,056	301,291
Kiniksa Pharmaceuticals Ltd. (a)	11,317	121,771
Krystal Biotech, Inc. (a)	2,686	215,041
Lexicon Pharmaceuticals, Inc. (a)	10,524	25,573
Madrigal Pharmaceuticals, Inc. (a)	4,892	1,185,136
MannKind Corp. (a)(b)	10,450	42,845
MeiraGTx Holdings PLC (a)	728	3,764
Mineralys Therapeutics, Inc.	1,770	27,718
Mirum Pharmaceuticals, Inc. (a)	7,072	169,869
Morphic Holding, Inc. (a)	8,411	316,590
Ocugen, Inc. (a)(b)	82,825	70,658
Omniab, Inc. (c)	191	458
Omniab, Inc. (c)	191	430
Organogenesis Holdings, Inc. Class A (a)	28,990	61,749
Outlook Therapeutics, Inc. (a)(b)	59,108	64,428
PepGen, Inc.	1,040	12,719
Point Biopharma Global, Inc. (a)(b)	31,042	225,675
Praxis Precision Medicines, Inc. (a)	1,358	1,099
Precigen, Inc. (a)	40,682	43,123
Prime Medicine, Inc. (b)	1,669	20,529
Prometheus Biosciences, Inc. (a)	13,370	1,434,868
Prothena Corp. PLC (a)	15,038	728,892
PTC Therapeutics, Inc. (a)	20,412	988,757
Rallybio Corp. (a)	5,458	31,165
RAPT Therapeutics, Inc. (a)	7,998	146,763
Recursion Pharmaceuticals, Inc. (a)(b)	4,702	31,362
Relay Therapeutics, Inc. (a)(b)	2,759	45,441
Revolution Medicines, Inc. (a)	4,713	102,084
Rigel Pharmaceuticals, Inc. (a)	66,277	87,486
Sangamo Therapeutics, Inc. (a)(b)	1,958	3,446
Seres Therapeutics, Inc. (a)	27,360	155,131
SpringWorks Therapeutics, Inc. (a)(b)	2,694	69,344
Syndax Pharmaceuticals, Inc. (a)	5,350	112,992
TG Therapeutics, Inc. (a)	51,195	769,973
Travere Therapeutics, Inc. (a)	21,533	484,277
Twist Bioscience Corp. (a)	15,172	228,794
Vaxart, Inc. (a)(b)	8,649	6,545
Vaxcyte, Inc. (a)	27,535	1,032,012
Vera Therapeutics, Inc. (a)	7,723	59,930
Vericel Corp. (a)	18,203	533,712
Verve Therapeutics, Inc. (a)(b)	2,805	40,448
Viridian Therapeutics, Inc. (a)	10,603	269,740
VistaGen Therapeutics, Inc. (a)(b)	55,122	6,874
Y-mAbs Therapeutics, Inc. (a)(b)	14,984	75,070
Zentalis Pharmaceuticals, Inc. (a)	17,026	292,847
		37,154,890
Health Care Equipment & Supplies - 6.5%
Alphatec Holdings, Inc. (a)(b)	24,923	388,799
Artivion, Inc. (a)	12,626	165,401
Atricure, Inc. (a)	11,420	473,359
Atrion Corp.	524	329,025
AxoGen, Inc. (a)	15,688	148,252
Axonics Modulation Technologies, Inc. (a)	18,887	1,030,475
Cardiovascular Systems, Inc. (a)	8,465	168,115
Cerus Corp. (a)	66,431	197,300
CONMED Corp. (b)	11,210	1,164,271
Cutera, Inc. (a)(b)	6,381	150,719
Embecta Corp.	19,119	537,626
Figs, Inc. Class A (a)(b)	41,812	258,816
Glaukos Corp. (a)	17,577	880,608
Haemonetics Corp. (a)	19,222	1,590,621
Heska Corp. (a)	3,683	359,534
Inari Medical, Inc. (a)	16,950	1,046,493
Inogen, Inc. (a)	329	4,106
Inspire Medical Systems, Inc. (a)	11,004	2,575,706
IRadimed Corp.	2,715	106,835
iRhythm Technologies, Inc. (a)	11,606	1,439,492
Lantheus Holdings, Inc. (a)	26,296	2,170,998
Lantheus Holdings, Inc. rights (a)(c)	4,548	0
LeMaitre Vascular, Inc.	7,449	383,400
LivaNova PLC (a)	15,757	686,690
Merit Medical Systems, Inc. (a)	18,383	1,359,423
Mesa Laboratories, Inc. (b)	1,953	341,248
Nano-X Imaging Ltd. (a)(b)	1,545	8,915
Neogen Corp. (a)	76,695	1,420,391
Nevro Corp. (a)	13,484	487,447
NuVasive, Inc. (a)	20,087	829,794
Omnicell, Inc. (a)	17,093	1,002,846
OrthoPediatrics Corp. (a)	5,816	257,591
Outset Medical, Inc. (a)	18,749	344,982
Owlet, Inc. (a)(b)	24,576	7,972
Paragon 28, Inc. (a)	18,764	320,301
PROCEPT BioRobotics Corp. (a)	9,932	282,069
Pulmonx Corp. (a)(b)	13,275	148,415
RxSight, Inc. (a)	8,571	142,964
Senseonics Holdings, Inc. (a)(b)	177,918	126,322
Shockwave Medical, Inc. (a)	13,707	2,972,089
SI-BONE, Inc. (a)	12,961	254,943
Sight Sciences, Inc. (a)	744	6,503
Silk Road Medical, Inc. (a)	14,414	564,020
Staar Surgical Co. (a)	18,478	1,181,668
SurModics, Inc. (a)	5,190	118,228
Tactile Systems Technology, Inc. (a)	2,522	41,411
Tenon Medical, Inc. (b)	2,671	4,728
TransMedics Group, Inc. (a)	11,749	889,752
Treace Medical Concepts, Inc. (a)	14,158	356,640
UFP Technologies, Inc. (a)	2,624	340,700
Utah Medical Products, Inc.	1,191	112,871
Vicarious Surgical, Inc. (a)(b)	21,910	49,736
ViewRay, Inc. (a)	49,893	172,630
Zynex, Inc. (a)(b)	8,164	97,968
		30,501,208
Health Care Providers & Services - 3.5%
23andMe Holding Co. Class A (a)(b)	41,867	95,457
Addus HomeCare Corp. (a)	2,330	248,751
Agiliti, Inc. (a)(b)	10,816	172,840
AirSculpt Technologies, Inc. (b)	4,907	24,731
Alignment Healthcare, Inc. (a)	37,658	239,505
AMN Healthcare Services, Inc. (a)	16,682	1,383,939
Apollo Medical Holdings, Inc. (a)(b)	15,030	548,144
Cano Health, Inc. (a)(b)	63,439	57,729
Clover Health Investments Corp. (a)	146,684	123,963
Corvel Corp. (a)	3,349	637,248
Cross Country Healthcare, Inc. (a)	1,988	44,372
DocGo, Inc. Class A (a)	31,733	274,490
HealthEquity, Inc. (a)	31,952	1,875,902
Hims & Hers Health, Inc. (a)(b)	39,509	391,929
Innovage Holding Corp. (a)(b)	621	4,956
LifeStance Health Group, Inc. (a)	1,907	14,169
Modivcare, Inc. (a)	1,494	125,616
National Research Corp. Class A	5,288	230,081
Option Care Health, Inc. (a)	64,355	2,044,558
Owens & Minor, Inc. (a)	3,633	52,860
P3 Health Partners, Inc. Class A (a)(b)	5,993	6,353
Patterson Companies, Inc.	26,450	708,067
Pennant Group, Inc. (a)	10,141	144,813
PetIQ, Inc. Class A (a)	8,294	94,883
Privia Health Group, Inc. (a)	19,906	549,605
Progyny, Inc. (a)	29,184	937,390
R1 Rcm, Inc.	57,817	867,255
RadNet, Inc. (a)	19,094	477,923
Select Medical Holdings Corp.	33,976	878,280
Surgery Partners, Inc. (a)	17,573	605,741
The Ensign Group, Inc.	20,664	1,974,239
The Joint Corp. (a)	5,467	92,010
The Oncology Institute, Inc. (a)	12,333	8,361
U.S. Physical Therapy, Inc.	4,929	482,598
		16,418,758
Health Care Technology - 0.5%
Babylon Holdings Ltd. Class A (a)(b)	1,621	8,251
Evolent Health, Inc. (a)	31,647	1,026,945
HealthStream, Inc.	263	7,127
Nextgen Healthcare, Inc. (a)	10,384	180,785
Nutex Health, Inc. (a)(b)	96,672	97,639
OptimizeRx Corp. (a)	6,592	96,441
Pear Therapeutics, Inc. Class A (a)(b)	10,492	2,675
Phreesia, Inc. (a)	9,177	296,325
Schrodinger, Inc. (a)	20,866	549,402
Simulations Plus, Inc.	6,058	266,189
		2,531,779
Life Sciences Tools & Services - 0.7%
AbCellera Biologics, Inc. (a)(b)	33,821	255,010
Adaptive Biotechnologies Corp. (a)	2,300	20,309
Akoya Biosciences, Inc. (a)	6,207	50,773
BioLife Solutions, Inc. (a)	987	21,467
Codexis, Inc. (a)	24,230	100,312
CryoPort, Inc. (a)(b)	14,059	337,416
Cytek Biosciences, Inc. (a)	44,361	407,678
Medpace Holdings, Inc. (a)	9,776	1,838,377
Nanostring Technologies, Inc. (a)	15,959	157,994
OmniAb, Inc. (a)	3,762	13,844
Quanterix Corp. (a)	1,762	19,858
Science 37 Holdings, Inc. (a)(b)	20,688	5,826
SomaLogic, Inc. Class A (a)	7,609	19,403
		3,248,267
Pharmaceuticals - 2.3%
Aclaris Therapeutics, Inc. (a)	24,833	200,899
Amneal Pharmaceuticals, Inc. (a)	39,839	55,376
Amphastar Pharmaceuticals, Inc. (a)	14,749	553,088
Amylyx Pharmaceuticals, Inc. (a)(b)	3,721	109,174
AN2 Therapeutics, Inc.	899	8,873
Arvinas Holding Co. LLC (a)	18,812	513,944
Axsome Therapeutics, Inc. (a)(b)	12,301	758,726
Cassava Sciences, Inc. (a)(b)	14,753	355,842
Collegium Pharmaceutical, Inc. (a)	12,966	311,054
Corcept Therapeutics, Inc. (a)	33,273	720,693
Esperion Therapeutics, Inc. (a)(b)	29,330	46,635
Evolus, Inc. (a)	13,606	115,107
Eyepoint Pharmaceuticals, Inc. (a)(b)	4,758	13,989
Harmony Biosciences Holdings, Inc. (a)(b)	10,207	333,259
Innoviva, Inc. (a)	24,081	270,911
Intra-Cellular Therapies, Inc. (a)	35,274	1,910,087
Ligand Pharmaceuticals, Inc. Class B (a)	717	52,743
Liquidia Corp. (a)(b)	11,495	79,430
NGM Biopharmaceuticals, Inc. (a)	9,891	40,355
Ocular Therapeutix, Inc. (a)	30,022	158,216
Pacira Biosciences, Inc. (a)	17,366	708,706
Phathom Pharmaceuticals, Inc. (a)(b)	9,652	68,915
Phibro Animal Health Corp. Class A	7,180	109,998
Provention Bio, Inc. (a)	20,812	501,569
Reata Pharmaceuticals, Inc. (a)(b)	8,847	804,369
Relmada Therapeutics, Inc. (a)	7,501	16,952
Revance Therapeutics, Inc. (a)	31,085	1,001,248
Scilex Holding Co.	2,699	21,025
SIGA Technologies, Inc.	17,923	103,057
Theravance Biopharma, Inc. (a)(b)	22,079	239,557
Third Harmonics Bio, Inc. (b)	1,970	8,116
Ventyx Biosciences, Inc. (a)	9,607	321,835
Xeris Biopharma Holdings, Inc. (a)(b)	49,514	80,708
		10,594,456
TOTAL HEALTH CARE		100,449,358
INDUSTRIALS - 19.6%
Aerospace & Defense - 0.7%
Aerojet Rocketdyne Holdings, Inc. (a)	22,683	1,274,104
AeroVironment, Inc. (a)	9,471	868,112
Cadre Holdings, Inc.	7,377	158,901
Momentus, Inc. Class A (a)(b)	6,984	4,086
Moog, Inc. Class A	1,748	176,111
Redwire Corp. (a)(b)	1,278	3,872
Rocket Lab U.S.A., Inc. Class A (a)(b)	82,832	334,641
Virgin Galactic Holdings, Inc. (a)(b)	44,689	180,990
		3,000,817
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	8,549	178,076
Forward Air Corp.	10,356	1,115,963
Radiant Logistics, Inc. (a)	3,304	21,674
		1,315,713
Airlines - 0.2%
Allegiant Travel Co. (a)	2,642	243,011
Frontier Group Holdings, Inc. (a)	14,206	139,787
Joby Aviation, Inc. (a)(b)	90,614	393,265
Sun Country Airlines Holdings, Inc. (a)	12,638	259,079
		1,035,142
Building Products - 2.0%
AAON, Inc.	16,837	1,627,970
American Woodmark Corp. (a)	319	16,610
Apogee Enterprises, Inc.	8,480	366,760
CSW Industrials, Inc.	5,586	776,063
Griffon Corp.	8,430	269,844
Insteel Industries, Inc.	7,249	201,667
Janus International Group, Inc. (a)	31,474	310,334
Jeld-Wen Holding, Inc. (a)	12,030	152,300
Masonite International Corp. (a)	8,524	773,723
PGT Innovations, Inc. (a)	22,214	557,794
Simpson Manufacturing Co. Ltd.	16,445	1,803,030
UFP Industries, Inc.	20,187	1,604,261
Zurn Elkay Water Solutions Cor	47,897	1,023,080
		9,483,436
Commercial Services & Supplies - 1.3%
ACV Auctions, Inc. Class A (a)	22,114	285,492
Aris Water Solution, Inc. Class A (b)	8,725	67,968
Brady Corp. Class A	13,365	718,101
Casella Waste Systems, Inc. Class A (a)	19,178	1,585,253
Cimpress PLC (a)	6,735	295,128
Healthcare Services Group, Inc.	13,993	194,083
HNI Corp.	16,028	446,220
Interface, Inc.	17,624	143,107
Li-Cycle Holdings Corp. (a)(b)	20,393	114,813
Liquidity Services, Inc. (a)	4,879	64,256
Montrose Environmental Group, Inc. (a)	10,643	379,636
Pitney Bowes, Inc. (b)	66,416	258,358
SP Plus Corp. (a)	7,601	260,638
The Brink's Co.	17,394	1,161,919
		5,974,972
Construction & Engineering - 2.1%
Ameresco, Inc. Class A (a)(b)	12,291	604,963
Comfort Systems U.S.A., Inc.	13,626	1,988,851
Construction Partners, Inc. Class A (a)	15,428	415,630
Dycom Industries, Inc. (a)	11,145	1,043,729
EMCOR Group, Inc.	18,125	2,946,944
Fluor Corp. (a)	50,056	1,547,231
Great Lakes Dredge & Dock Corp. (a)	5,916	32,124
IES Holdings, Inc. (a)	2,213	95,358
MYR Group, Inc. (a)	6,302	794,115
Northwest Pipe Co. (a)	741	23,141
Primoris Services Corp.	1,007	24,833
Sterling Construction Co., Inc. (a)	9,404	356,224
		9,873,143
Electrical Equipment - 2.2%
Allied Motion Technologies, Inc.	4,671	180,534
Array Technologies, Inc. (a)	58,006	1,269,171
Atkore, Inc. (a)	15,164	2,130,239
Babcock & Wilcox Enterprises, Inc. (a)	23,101	139,992
Blink Charging Co. (a)(b)	16,468	142,448
Bloom Energy Corp. Class A (a)(b)	69,215	1,379,455
Energy Vault Holdings, Inc. Class A (a)(b)	32,563	69,685
EnerSys	1,745	151,606
Enovix Corp. (a)(b)	41,949	625,460
ESS Tech, Inc. Class A (a)(b)	30,970	43,048
Fluence Energy, Inc. (a)(b)	14,049	284,492
FTC Solar, Inc. (a)(b)	17,757	39,953
FuelCell Energy, Inc. (a)(b)	114,231	325,558
GrafTech International Ltd.	74,984	364,422
Heliogen, Inc. (a)	32,877	7,897
Nextracker, Inc. Class A	10,462	379,352
Shoals Technologies Group, Inc. (a)	62,642	1,427,611
Stem, Inc. (a)(b)	52,494	297,641
SunPower Corp. (a)(b)	31,744	439,337
TPI Composites, Inc. (a)(b)	14,102	184,031
Vicor Corp. (a)	8,548	401,243
		10,283,175
Ground Transportation - 0.8%
ArcBest Corp.	3,030	280,033
Daseke, Inc. (a)	15,459	119,498
Marten Transport Ltd.	16,602	347,812
P.A.M. Transportation Services, Inc. (a)	2,491	71,317
Saia, Inc. (a)	10,224	2,781,746
Universal Logistics Holdings, Inc.	2,108	61,448
Werner Enterprises, Inc.	2,912	132,467
		3,794,321
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	9,036	179,094
Machinery - 4.3%
Alamo Group, Inc.	3,272	602,572
Albany International Corp. Class A	2,301	205,617
Berkshire Grey, Inc. Class A (a)(b)	19,324	26,667
Blue Bird Corp. (a)	6,777	138,454
Chart Industries, Inc. (a)	16,446	2,062,328
CIRCOR International, Inc. (a)	2,038	63,423
Douglas Dynamics, Inc.	8,560	272,978
Energy Recovery, Inc. (a)	21,181	488,222
Enerpac Tool Group Corp. Class A	21,888	558,144
ESCO Technologies, Inc.	815	77,792
Evoqua Water Technologies Corp. (a)	45,289	2,251,769
Federal Signal Corp.	22,856	1,239,024
Franklin Electric Co., Inc.	17,699	1,665,476
Gorman-Rupp Co.	1,463	36,575
Helios Technologies, Inc.	12,556	821,162
Hillenbrand, Inc.	13,365	635,238
Hyzon Motors, Inc. Class A (a)(b)	36,024	29,363
John Bean Technologies Corp.	12,184	1,331,589
Kadant, Inc.	4,456	929,165
Lightning eMotors, Inc. (a)(b)	21,778	6,239
Lindsay Corp.	4,251	642,454
Luxfer Holdings PLC sponsored	4,190	70,811
Markforged Holding Corp. (a)	6,749	6,471
Microvast Holdings, Inc. (a)	39,840	49,402
Miller Industries, Inc.	187	6,610
Mueller Industries, Inc.	7,770	570,940
Mueller Water Products, Inc. Class A	59,844	834,225
Nikola Corp. (a)(b)	123,276	149,164
Omega Flex, Inc.	1,268	141,306
Proterra, Inc. Class A (a)(b)	40,316	61,280
Proto Labs, Inc. (a)	1,755	58,178
RBC Bearings, Inc. (a)	1,590	370,041
Sarcos Technology and Robotics Corp. Class A (a)	43,523	20,660
Shyft Group, Inc. (The)	13,246	301,347
Tennant Co.	3,091	211,826
Terex Corp.	12,586	608,911
Titan International, Inc. (a)	19,728	206,749
Trinity Industries, Inc.	4,746	115,613
Velo3D, Inc. (a)(b)	23,495	53,334
Wabash National Corp.	15,904	391,079
Watts Water Technologies, Inc. Class A	10,492	1,766,013
Xos, Inc. Class A (a)(b)	19,502	10,239
		20,088,450
Professional Services - 3.9%
ASGN, Inc. (a)	18,903	1,562,711
Atlas Technical Consultants, Inc. (a)	5,351	65,229
Barrett Business Services, Inc.	2,331	206,620
CBIZ, Inc. (a)	18,006	891,117
CRA International, Inc.	2,679	288,850
CSG Systems International, Inc.	11,936	640,963
ExlService Holdings, Inc. (a)	12,451	2,014,945
Exponent, Inc.	19,569	1,950,834
First Advantage Corp. (a)	1,760	24,570
Forrester Research, Inc. (a)	4,456	144,152
Franklin Covey Co. (a)	4,593	176,693
HireRight Holdings Corp. (a)	8,341	88,498
Huron Consulting Group, Inc. (a)	4,511	362,549
IBEX Ltd. (a)	3,363	82,057
ICF International, Inc.	4,970	545,209
Insperity, Inc.	13,753	1,671,677
Kforce, Inc.	7,682	485,810
Korn Ferry	20,170	1,043,596
LegalZoom.com, Inc. (a)	37,239	349,302
Maximus, Inc.	21,954	1,727,780
NV5 Global, Inc. (a)	5,229	543,659
Planet Labs PBC Class A (a)(b)	64,802	254,672
Red Violet, Inc. (a)	3,761	66,194
Sterling Check Corp. (a)(b)	8,652	96,470
TriNet Group, Inc. (a)	14,410	1,161,590
Ttec Holdings, Inc.	7,283	271,146
Upwork, Inc. (a)	46,936	531,316
Verra Mobility Corp. (a)	53,968	913,139
Willdan Group, Inc. (a)	451	7,045
		18,168,393
Trading Companies & Distributors - 1.8%
Alta Equipment Group, Inc.	1,134	17,974
Applied Industrial Technologies, Inc.	14,691	2,088,032
Beacon Roofing Supply, Inc. (a)	13,817	813,130
Boise Cascade Co.	3,209	202,969
Custom Truck One Source, Inc. Class A (a)	7,160	48,616
Distribution Solutions Group I (a)	1,635	74,327
GATX Corp.	686	75,474
Global Industrial Co.	3,638	97,644
GMS, Inc. (a)	16,103	932,203
H&E Equipment Services, Inc.	12,243	541,508
Herc Holdings, Inc.	9,697	1,104,488
Hudson Technologies, Inc. (a)	16,901	147,546
Karat Packaging, Inc.	2,119	28,246
McGrath RentCorp.	9,292	867,037
MRC Global, Inc. (a)	32,040	311,429
Textainer Group Holdings Ltd.	2,280	73,211
Transcat, Inc. (a)	2,718	242,962
Veritiv Corp.	5,047	682,052
Xometry, Inc. (a)(b)	13,190	197,454
		8,546,302
TOTAL INDUSTRIALS		91,742,958
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.2%
ADTRAN Holdings, Inc.	27,072	429,362
Calix, Inc. (a)	17,477	936,592
Cambium Networks Corp. (a)	4,448	78,819
Casa Systems, Inc. (a)	13,038	16,558
Clearfield, Inc. (a)	4,961	231,083
CommScope Holding Co., Inc. (a)	78,864	502,364
Digi International, Inc. (a)	4,538	152,840
DZS, Inc. (a)(b)	7,925	62,528
Extreme Networks, Inc. (a)	48,588	929,003
Harmonic, Inc. (a)	35,522	518,266
Infinera Corp. (a)(b)	74,459	577,802
Inseego Corp. (a)(b)	6,320	3,681
Ondas Holdings, Inc. (a)(b)	13,298	14,362
Viavi Solutions, Inc. (a)	86,253	934,120
		5,387,380
Electronic Equipment & Components - 2.9%
908 Devices, Inc. (a)(b)	2,050	17,630
Advanced Energy Industries, Inc.	14,451	1,416,198
Aeva Technologies, Inc. (a)	2,249	2,676
AEye, Inc. Class A (a)(b)	40,887	12,871
Akoustis Technologies, Inc. (a)(b)	24,753	76,239
Arlo Technologies, Inc. (a)	33,675	204,071
Badger Meter, Inc.	11,229	1,367,917
Belden, Inc.	8,656	751,081
Cepton, Inc. (a)	13,930	6,469
CTS Corp.	12,140	600,444
ePlus, Inc. (a)	7,887	386,778
Fabrinet (a)	14,209	1,687,461
FARO Technologies, Inc. (a)	575	14,151
Focus Universal, Inc. (b)	9,652	24,130
Identiv, Inc. (a)	8,954	54,978
Insight Enterprises, Inc. (a)	10,103	1,444,325
Itron, Inc. (a)	1,374	76,188
Lightwave Logic, Inc. (a)(b)	43,646	228,269
MicroVision, Inc. (a)(b)	64,564	172,386
Napco Security Technologies, Inc. (a)	12,141	456,259
Novanta, Inc. (a)	13,657	2,172,692
OSI Systems, Inc. (a)	611	62,542
Par Technology Corp. (a)(b)	3,792	128,776
Plexus Corp. (a)	8,956	873,837
Rogers Corp. (a)	7,233	1,182,089
Smartrent, Inc. (a)(b)	46,682	119,039
		13,539,496
IT Services - 0.6%
BigCommerce Holdings, Inc. (a)	25,079	224,206
Brightcove, Inc. (a)	11,268	50,143
Cerberus Cyber Sentinel Corp. (a)	19,876	6,718
Cyxtera Technologies, Inc. Class A (a)	13,666	4,174
Digitalocean Holdings, Inc. (a)(b)	26,854	1,051,871
Edgio, Inc. (a)	46,110	36,478
Grid Dynamics Holdings, Inc. (a)	20,685	237,050
Hackett Group, Inc.	7,798	144,107
Information Services Group, Inc.	6,200	31,558
Perficient, Inc. (a)	13,122	947,277
Squarespace, Inc. Class A (a)	2,900	92,133
Tucows, Inc. (a)	3,824	74,377
Unisys Corp. (a)	19,721	76,517
		2,976,609
Semiconductors & Semiconductor Equipment - 5.0%
ACM Research, Inc. (a)	2,486	29,086
Alpha & Omega Semiconductor Ltd. (a)	6,676	179,918
Ambarella, Inc. (a)	14,271	1,104,861
Amkor Technology, Inc.	7,819	203,450
Atomera, Inc. (a)(b)	8,236	52,463
Axcelis Technologies, Inc. (a)	12,547	1,671,888
CEVA, Inc. (a)	8,635	262,763
Credo Technology Group Holding Ltd. (a)	37,897	356,990
Diodes, Inc. (a)	12,386	1,148,925
FormFactor, Inc. (a)	29,699	945,913
Impinj, Inc. (a)	7,479	1,013,554
indie Semiconductor, Inc. (a)(b)	41,184	434,491
Kulicke & Soffa Industries, Inc. (b)	21,456	1,130,517
MACOM Technology Solutions Holdings, Inc. (a)	20,798	1,473,330
MaxLinear, Inc. Class A (a)	28,101	989,436
Onto Innovation, Inc. (a)	19,051	1,674,202
PDF Solutions, Inc. (a)	11,450	485,480
Photronics, Inc. (a)	16,741	277,566
Power Integrations, Inc.	21,749	1,840,835
Rambus, Inc. (a)	34,469	1,766,881
Semtech Corp. (a)	24,391	588,799
Silicon Laboratories, Inc. (a)	12,175	2,131,721
SiTime Corp. (a)	6,264	890,929
SkyWater Technology, Inc. (a)	4,646	52,871
SMART Global Holdings, Inc. (a)	18,554	319,871
Synaptics, Inc. (a)	15,320	1,702,818
Transphorm, Inc. (a)(b)	8,945	35,691
Ultra Clean Holdings, Inc. (a)	5,943	197,070
Veeco Instruments, Inc. (a)(b)	15,521	327,959
		23,290,278
Software - 8.1%
8x8, Inc. (a)(b)	43,530	181,520
A10 Networks, Inc.	19,488	301,869
ACI Worldwide, Inc. (a)	43,140	1,163,917
Agilysys, Inc. (a)	7,584	625,756
Alarm.com Holdings, Inc. (a)	18,540	932,191
Alkami Technology, Inc. (a)	13,892	175,873
Altair Engineering, Inc. Class A (a)	19,967	1,439,820
American Software, Inc. Class A	9,104	114,801
Amplitude, Inc. (a)	21,561	268,219
AppFolio, Inc. (a)	7,552	940,073
Appian Corp. Class A (a)(b)	15,460	686,115
Applied Digital Corp. (b)	9,666	21,652
Arteris, Inc. (a)	7,385	31,239
Asana, Inc. (a)(b)	28,492	602,036
AvePoint, Inc. (a)(b)	49,911	205,633
Blackbaud, Inc. (a)	16,882	1,169,923
BlackLine, Inc. (a)	21,235	1,425,930
Box, Inc. Class A (a)	53,819	1,441,811
C3.ai, Inc. (a)(b)	4,437	148,950
Cipher Mining, Inc. (a)(b)	943	2,197
Clear Secure, Inc. (b)	24,896	651,528
CommVault Systems, Inc. (a)	17,131	972,013
Consensus Cloud Solutions, Inc. (a)	3,477	118,531
Couchbase, Inc. (a)(b)	10,956	154,041
CS Disco, Inc. (a)	9,237	61,334
Digimarc Corp. (a)(b)	4,924	96,757
Digital Turbine, Inc. (a)	36,640	452,870
Domo, Inc. Class B (a)	12,234	173,600
Ebix, Inc.	2,191	28,899
eGain Communications Corp. (a)	3,126	23,726
Enfusion, Inc. Class A (a)	10,265	107,783
EngageSmart, Inc. (a)	13,719	264,091
Envestnet, Inc. (a)	21,112	1,238,641
Everbridge, Inc. (a)	15,442	535,374
EverCommerce, Inc. (a)	1,287	13,616
ForgeRock, Inc. (a)	12,001	247,221
Instructure Holdings, Inc. (a)(b)	830	21,497
Intapp, Inc. (a)	5,542	248,503
InterDigital, Inc.	4,219	307,565
IronNet, Inc. Class A (a)(b)	23,099	8,122
LivePerson, Inc. (a)	26,931	118,766
Matterport, Inc. (a)(b)	63,792	174,152
MeridianLink, Inc. (a)(b)	8,867	153,399
MicroStrategy, Inc. Class A (a)(b)	2,200	643,104
Mitek Systems, Inc. (a)	15,123	145,030
Model N, Inc. (a)	14,325	479,458
Momentive Global, Inc. (a)	50,470	470,380
N-able, Inc. (a)	22,947	302,900
Nextnav, Inc. (a)(b)	26,555	53,907
Onespan, Inc. (a)	5,340	93,450
Pagerduty, Inc. (a)	33,387	1,167,877
PowerSchool Holdings, Inc. (a)	6,232	123,518
Progress Software Corp.	16,428	943,789
PROS Holdings, Inc. (a)	10,209	279,727
Q2 Holdings, Inc. (a)	21,645	532,900
Qualys, Inc. (a)	14,843	1,929,887
Rapid7, Inc. (a)	22,827	1,047,988
Rimini Street, Inc. (a)	19,631	80,880
Sapiens International Corp. NV	8,954	194,481
ShotSpotter, Inc. (a)	3,474	136,598
Sprout Social, Inc. (a)	18,050	1,098,884
SPS Commerce, Inc. (a)	13,934	2,122,148
Sumo Logic, Inc. (a)	29,569	354,237
Telos Corp. (a)	21,686	54,866
Tenable Holdings, Inc. (a)	43,079	2,046,683
TeraWulf, Inc. (a)(b)	9,745	9,139
Varonis Systems, Inc. (a)	41,248	1,072,860
Verint Systems, Inc. (a)	22,589	841,214
Veritone, Inc. (a)(b)	12,710	74,099
Viant Technology, Inc. (a)	5,066	22,037
Weave Communications, Inc. (a)	12,188	60,574
Workiva, Inc. (a)	18,321	1,876,254
Yext, Inc. (a)	43,412	417,189
Zeta Global Holdings Corp. (a)(b)	42,832	463,871
Zuora, Inc. (a)	48,722	481,373
		37,672,856
Technology Hardware, Storage & Peripherals - 0.5%
Avid Technology, Inc. (a)	8,291	265,146
CompoSecure, Inc. (a)(b)	2,481	18,260
Corsair Gaming, Inc. (a)(b)	8,731	160,214
Diebold Nixdorf, Inc. (a)(b)	20,191	24,229
IonQ, Inc. (a)(b)	6,287	38,665
Super Micro Computer, Inc. (a)	18,055	1,923,760
Turtle Beach Corp. (a)	4,794	48,036
		2,478,310
TOTAL INFORMATION TECHNOLOGY		85,344,929
MATERIALS - 4.7%
Chemicals - 2.8%
AdvanSix, Inc.	3,486	133,409
American Vanguard Corp.	9,183	200,924
Amyris, Inc. (a)(b)	8,867	12,059
Aspen Aerogels, Inc. (a)	19,767	147,264
Avient Corp.	25,805	1,062,134
Balchem Corp.	12,223	1,545,965
Cabot Corp.	21,392	1,639,483
Chase Corp.	674	70,588
Diversey Holdings Ltd. (a)	29,990	242,619
H.B. Fuller Co.	17,758	1,215,535
Hawkins, Inc.	4,537	198,630
Ingevity Corp. (a)	14,371	1,027,814
Innospec, Inc.	8,036	825,056
Kronos Worldwide, Inc. (b)	8,919	82,144
Livent Corp. (a)(b)	62,456	1,356,544
LSB Industries, Inc. (a)	28,492	294,322
Mativ, Inc.	1,451	31,153
Origin Materials, Inc. Class A (a)(b)	24,556	104,854
Orion Engineered Carbons SA	23,023	600,670
PureCycle Technologies, Inc. (a)(b)	32,278	225,946
Quaker Houghton	3,440	680,948
Sensient Technologies Corp.	15,206	1,164,171
Stepan Co.	732	75,418
		12,937,650
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	573	87,491
Containers & Packaging - 0.3%
Cryptyde, Inc.	3,535	294
Greif, Inc.:
Class A	1,080	68,440
Class B	573	43,846
Myers Industries, Inc.	14,134	302,892
O-I Glass, Inc. (a)	47,886	1,087,491
		1,502,963
Metals & Mining - 1.5%
5E Advanced Materials, Inc. (a)(b)	15,182	82,286
Alpha Metallurgical Resources	5,880	917,280
ATI, Inc. (a)	47,590	1,877,901
Century Aluminum Co. (a)	20,186	201,860
Commercial Metals Co.	7,635	373,352
Compass Minerals International, Inc.	13,129	450,193
Constellium NV (a)	25,920	396,058
Dakota Gold Corp.	20,155	72,961
Hycroft Mining Holding Corp. (a)(b)	41,425	17,912
Ivanhoe Electric, Inc.	8,488	103,129
Kaiser Aluminum Corp.	6,119	456,661
Materion Corp.	7,320	849,120
Novagold Resources, Inc. (a)	86,436	537,632
Piedmont Lithium, Inc. (a)(b)	1,870	112,294
Ramaco Resources, Inc.	9,066	79,871
Ryerson Holding Corp.	460	16,735
Schnitzer Steel Industries, Inc. Class A	882	27,430
Warrior Metropolitan Coal, Inc.	2,158	79,220
		6,651,895
Paper & Forest Products - 0.1%
Sylvamo Corp.	12,253	566,824
TOTAL MATERIALS		21,746,823
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexanders, Inc.	962	186,388
Bluerock Homes Trust, Inc.	777	15,400
CareTrust (REIT), Inc.	4,662	91,282
CBL & Associates Properties, Inc.	2,063	52,895
Clipper Realty, Inc.	6,063	34,802
Community Healthcare Trust, Inc.	6,351	232,447
Corporate Office Properties Trust (SBI)	6,913	163,907
Essential Properties Realty Trust, Inc.	7,019	174,422
Four Corners Property Trust, Inc.	4,787	128,579
Gladstone Commercial Corp.	16,302	205,894
Gladstone Land Corp.	7,766	129,304
Hersha Hospitality Trust	3,039	20,422
Industrial Logistics Properties Trust	3,782	11,611
NexPoint Residential Trust, Inc.	8,654	377,920
Outfront Media, Inc.	58,129	943,434
Phillips Edison & Co., Inc.	46,426	1,514,416
Postal Realty Trust, Inc.	5,702	86,784
Potlatch Corp. (b)	3,502	173,349
Safehold, Inc.	6,976	204,885
Saul Centers, Inc.	4,924	192,036
Tanger Factory Outlet Centers, Inc.	39,989	784,984
UMH Properties, Inc.	19,019	281,291
Universal Health Realty Income Trust (SBI)	5,516	265,375
		6,271,827
Real Estate Management & Development - 0.8%
Compass, Inc. (a)	107,783	348,139
Cushman & Wakefield PLC (a)	62,025	653,744
Digitalbridge Group, Inc.	54,887	658,095
Doma Holdings, Inc. Class A (a)	4,909	2,000
Douglas Elliman, Inc.	2,845	8,848
eXp World Holdings, Inc.	27,233	345,587
Forestar Group, Inc. (a)	1,983	30,855
Marcus & Millichap, Inc.	9,785	314,196
Newmark Group, Inc.	4,538	32,129
Offerpad Solutions, Inc. (a)(b)	24,789	13,064
Redfin Corp. (a)(b)	41,287	374,060
The RMR Group, Inc.	3,903	102,415
The St. Joe Co.	13,416	558,240
		3,441,372
TOTAL REAL ESTATE		9,713,199
UTILITIES - 1.7%
Electric Utilities - 0.2%
MGE Energy, Inc.	5,973	463,923
Otter Tail Corp. (b)	7,119	514,490
Via Renewables, Inc. Class A,	980	18,012
		996,425
Gas Utilities - 0.5%
Brookfield Infrastructure Corp. A Shares (b)	37,804	1,741,252
Chesapeake Utilities Corp.	3,817	488,538
New Jersey Resources Corp.	3,198	170,134
Southwest Gas Holdings, Inc.	2,527	157,811
		2,557,735
Independent Power and Renewable Electricity Producers - 0.6%
Altus Power, Inc. Class A (a)(b)	11,820	64,774
Clearway Energy, Inc.:
Class A	20,278	608,948
Class C	25,307	792,868
Montauk Renewables, Inc. (a)(b)	24,778	195,003
Ormat Technologies, Inc. (b)	11,237	952,560
		2,614,153
Water Utilities - 0.4%
American States Water Co.	6,831	607,208
Artesian Resources Corp. Class A	2,149	118,969
California Water Service Group	5,523	321,439
Global Water Resources, Inc.	5,261	65,394
Middlesex Water Co.	6,771	528,951
Pure Cycle Corp. (a)	7,787	73,587
York Water Co.	5,417	242,140
		1,957,688
TOTAL UTILITIES		8,126,001
TOTAL COMMON STOCKS (Cost $463,372,300)		464,439,951

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (e) (Cost $98,872)	100,000	98,881

Money Market Funds - 9.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (f)	3,737,414	3,738,161
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	41,670,503	41,674,670
TOTAL MONEY MARKET FUNDS (Cost $45,412,831)		45,412,831

TOTAL INVESTMENT IN SECURITIES - 109.2% (Cost $508,884,003)	509,951,663
NET OTHER ASSETS (LIABILITIES) - (9.2)% (h)	(43,135,198)
NET ASSETS - 100.0%	466,816,465

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	23	Jun 2023	2,085,525	85,184	85,184

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,881.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $30,111 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	294,228	188,252,028	184,808,095	58,557	-	-	3,738,161	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	31,870,574	113,466,461	103,662,365	641,170	-	-	41,674,670	0.1%
Total	32,164,802	301,718,489	288,470,460	699,727	-	-	45,412,831

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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